Share-Based Payment (Narrative) (Details)					1 Months Ended									12 Months Ended
	Oct. 01, 2025 shares	Aug. 04, 2025 ₪ / shares shares	Aug. 22, 2021 Share $ / shares	Apr. 12, 2020 shares	Sep. 15, 2024 ₪ / shares shares	Apr. 21, 2024 ₪ / shares shares	Apr. 17, 2024 ₪ / shares	Dec. 18, 2023 shares	Apr. 24, 2023 shares	Sep. 30, 2022 shares	Jun. 28, 2022 shares	Sep. 30, 2021 shares	Nov. 28, 2019 shares	Dec. 31, 2025 Share ₪ / shares	Dec. 31, 2024 Share ₪ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price for share options exercised at date of exercise | ₪ / shares														₪ 81.71	₪ 65.85
Description of vesting requirements for share-based payment arrangement														50% of the options will vest 24 months after the grant date, 25% of the options will vest 36 months after the grant date, and 25% of the options will vest 48 months after the grant date.
Number of options | Share														1,834,304	625,158
Number of share options, Forfeited during the year | Share														283,558	210,182
Gilad Yavetz [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | Share			500,000											345,927
Exercise price of options | (per share)			$ 71.89											₪ 84.6
Zafrir Yoeli [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options										240,000
Allocated Options To Employees Dated 28.11.2019 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options													100,000
Allocated Options To Employees Dated 12.04.2020 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options				70,000
Description of vesting requirements for share-based payment arrangement				The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 50% of the options will vest two years after the grant date, 25% will vest three years after the grant date, and 25% will vest four years after the grant date. The exercise price is USD 11.48.
Allocated Options To Employees Dated 30.09.2021 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement													The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 50% of the options will vest two years after the grant date, 25% will vest three years after the grant date, and 25% will vest four years after the grant date. The exercise price is USD 12.09.
Allocated Options To Employees Dated 30.09.2021 [Member] | Gilad Yavetz, Zafrir Yoeli And Amit Paz [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options												1,182,000
Description of vesting requirements for share-based payment arrangement												The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest on a quarterly basis throughout the second year, 25-40% will vest on a quarterly basis throughout the third year, and 10-25% will vest on a quarterly basis throughout the fourth year. The exercise price is USD 22.24.
Allocated Options To Employees Dated Two Zero [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options												780,000
Description of vesting requirements for share-based payment arrangement												The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25-30% will vest after the second year, 25-35% will vest after the third year, and 10-25% will vest after the fourth year. The exercise price is USD 22.24.
Allocated Options To Employees Dated 28.06.2022 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options											100,000
Description of vesting requirements for share-based payment arrangement											The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest two years after the grant date, 35% will vest three years after the grant date, and 15% will vest four years after the grant date. The exercise price is USD 19.98.
Allocated Options To Employees Dated 24.04.2023 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options									220,000
Description of vesting requirements for share-based payment arrangement									The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest two years after the grant date, 35% will vest three years after the grant date, and 15% will vest four years after the grant date. The exercise price is USD 16.18.
Allocated Options To Employees Dated 18.12.2023 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options								146,427
Description of vesting requirements for share-based payment arrangement								The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest two years after the grant date, 25% will vest three years after the grant date, and 25% will vest four years after the grant date. The exercise price is USD 17.19.
Allocated Options To Employees Dated On April 21, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options						40,000
Description of vesting requirements for share-based payment arrangement						The options’ vesting period will be distributed over 4 years, whereby 25% of the options will be vested annually from the grant date. The exercise price is USD 16.41.
Allocated Options To Employees Dated On September 15, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options					137,369
Description of vesting requirements for share-based payment arrangement					The options’ vesting period will be distributed over 4 years, whereby 25% of the options will be vested annually from the grant date. The exercise price is USD 16.04.
Restricted stock units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement	At the same grant, the company granted restricted stock units (RSUs) to the Company’s management members which will entitle the offerees to receive ordinary shares of the company, worth 0.1 NIS each, upon vesting dates. The vesting period of the said RSUs is distributed equally and annually over 4 years.													The RSUs will vest as follows: 25% on each anniversary of the grant date over a four (4) year period, subject to the terms and conditions of the options plan. In case of termination of employment, vested RSUs remain with the offeree, while any unvested RSUs are forfeited.
Restricted stock units (RSUs) [Member] | Gilad Yavetz [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | Share														6,726	87,023
Restricted stock units (RSUs) [Member] | Allocated Options To Employees Dated On April 17, 2024 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement							The vesting period of the said RSUs is distributed equally and annually over 3 years.
Ordinary shares issue price per share | ₪ / shares							₪ 0.1
Restricted stock units (RSUs) [Member] | Allocated Options To Employees Dated On April 17, 2024 Two [Member] | Chairman Of Board [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement							The vesting period of the said RSUs is distributed equally and annually over 4 years.
Ordinary shares issue price per share | ₪ / shares							₪ 0.1
Restricted stock units (RSUs) [Member] | Allocated Options To Employees Dated On April 21, 2024 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement						The vesting period of the said RSUs is distributed equally and annually over 4 years.
Ordinary shares issue price per share | ₪ / shares						₪ 0.1
Restricted stock units (RSUs) [Member] | Allocated Options To Employees Dated On September 15, 2024 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement					The vesting period of the said RSUs is distributed equally and annually over 4 years.
Ordinary shares issue price per share | ₪ / shares					₪ 0.1
Restricted stock units (RSUs) [Member] | Allocated Options To Employees Dated In 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement		The vesting period of the said RSUs is distributed equally and annually over 4 years.
Ordinary shares issue price per share | ₪ / shares		₪ 0.1
Award granted to employees on cashless basis [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options	1,013,888	89,812
Description of vesting requirements for share-based payment arrangement	The options’ vesting period will be distributed over 4 years, whereby 25% of the options will be vested annually from the grant date. The exercise price is USD 25.59.	The options’ vesting period will be distributed over 4 years, whereby 25% of the options will be vested annually from the grant date. The exercise price is USD 24.62.